Bank Loans and issuance of Debt Securities - Summary of Debt Payable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Long-Term	$ 4,946,131	$ 4,103,254	$ 4,481,792
Total	52,997,093
Grupo Aeroportuariodel Pacifico S A B De C V [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	8,809,228	12,685,732	7,000,000
Long-Term	43,119,802	33,774,967	32,157,986
Total	51,929,030	46,460,699	39,157,986
MBJA [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	215,600	1,297,171	830,316
Long-Term	852,463	232,009	579,394
Total	1,068,063	1,529,180	1,409,710
Related parties [Member]
Disclosure of detailed information about borrowings [Line Items]
Current	9,024,828	13,982,903	7,830,316
Long-Term	43,972,265	34,006,976	32,737,380
Total	$ 52,997,093	$ 47,989,879	$ 40,567,696